UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2010

1.804883.106

MM-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
	8/6/10	0.32% (e)	$ 33,000	$ 33,000
Certificates of Deposit - 49.2%

Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
	8/11/10	0.40	13,000	13,000
London Branch, Eurodollar, Foreign Banks - 14.3%
Bank of Montreal
	9/7/10 to 10/18/10	0.40 to 0.50	189,000	189,001
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.33 to 0.50	132,000	132,000
Credit Agricole SA
	8/2/10 to 11/4/10	0.40 to 0.60 (e)	437,000	437,000
Credit Industriel et Commercial
	8/9/10 to 9/7/10	0.50 to 0.60	329,000	329,000
Danske Bank AS
	9/1/10 to 9/13/10	0.43 to 0.58	193,000	193,000
HSBC Bank PLC
	8/31/10 to 12/8/10	0.53 to 0.72	170,000	170,000
HSBC Bank PLC London Branch
	9/7/10 to 12/6/10	0.48 to 0.70	180,000	180,000
ING Bank NV
	9/14/10 to 11/1/10	0.42 to 0.51	417,000	417,000
Landesbank Hessen-Thuringen
	8/3/10 to 10/6/10	0.44 to 0.68	237,000	237,000
National Australia Bank Ltd.
	8/13/10 to 10/19/10	0.40 to 0.44	323,000	323,000
Toronto-Dominion Bank
	8/23/10	0.28	60,000	60,000
				2,667,001
New York Branch, Yankee Dollar, Foreign Banks - 34.8%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	8/6/10	0.38 (e)	119,000	119,000
Banco Santander SA
	8/6/10	0.80	60,000	60,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Montreal
	8/17/10 to 8/25/10	0.36 to 0.48% (e)	$ 96,000	$ 96,000
Bank of Nova Scotia
	8/6/10 to 8/26/10	0.35 to 0.45 (e)	419,000	419,000
Bank of Tokyo-Mitsubishi
	8/3/10 to 1/25/11	0.40 to 0.62	426,000	426,000
Barclays Bank PLC New York Branch
	10/18/10	0.48	200,000	200,000
	8/9/10	0.51 (e)	86,000	86,000
BNP Paribas New York Branch
	8/13/10 to 11/8/10	0.40 to 0.52	639,000	639,000
BNP Paribas SA
	8/5/10 to 8/12/10	0.40	166,000	166,000
Canadian Imperial Bank of Commerce New York Branch
	8/2/10 to 8/23/10	0.34 to 0.51 (e)	448,000	448,002
Commerzbank AG New York Branch
	8/2/10 to 8/23/10	0.39 to 0.56 (e)	181,000	181,000
Credit Agricole CIB
	8/9/10	0.43	158,000	158,000
Credit Industriel et Commercial
	9/9/10	0.60	52,000	52,000
Deutsche Bank AG New York Branch
	8/3/10	0.46	60,000	60,000
DnB NOR Bank ASA
	8/20/10	0.45	65,000	65,000
DZ Bank
	8/12/10 to 8/27/10	0.47	207,000	207,000
Intesa Sanpaolo SpA
	9/9/10	0.35	86,000	86,000
Intesa Sanpaolo SpA New York Branch
	8/23/10	0.38 (e)	31,000	31,000
Natexis Banques Populaires New York Branch
	8/6/10	0.52	117,000	117,000
Natixis New York Branch
	8/6/10 to 9/22/10	0.39 to 2.04 (e)	508,000	508,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Nordea Bank Finland PLC
	9/7/10 to 1/11/11	0.51 to 0.60%	$ 124,000	$ 124,000
Rabobank Nederland
	8/5/10 to 9/8/10	0.32 to 0.50 (e)	484,000	484,000
Rabobank Nederland New York Branch
	8/3/10 to 8/25/10	0.33 to 0.35 (e)	280,000	280,000
Royal Bank of Canada
	10/1/10	0.85 (e)	168,000	168,000
Royal Bank of Canada New York Branch
	8/3/10 to 8/31/10	0.32 to 0.35 (e)	209,000	209,000
Royal Bank of Scotland PLC Connecticut Branch
	9/9/10	0.50	118,000	118,000
Skandinaviska Enskilda Banken New York Branch
	8/12/10	0.40	14,000	14,000
Societe Generale
	8/5/10 to 9/1/10	0.34 to 0.65 (e)	134,000	134,000
Sumitomo Mitsui Banking Corp.
	8/3/10	0.41	120,000	120,000
Svenska Handelsbanken AB
	8/19/10	0.44	30,000	30,000
Svenska Handelsbanken New York
	9/15/10	0.54	150,000	150,001
Toronto-Dominion Bank
	8/5/10 to 8/31/10	0.32 to 0.35 (e)	50,000	50,000
Toronto-Dominion Bank New York Branch
	8/4/10 to 12/20/10	0.34 to 0.50 (e)	168,000	168,000
UBS AG
	8/18/10 to 11/5/10	0.46 to 0.59	291,000	291,000
				6,464,003
TOTAL CERTIFICATES OF DEPOSIT				9,144,004
Commercial Paper - 16.6%

Abbott Laboratories
	10/26/10	0.57 (e)	99,000	99,000
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
	8/24/10 to 8/31/10	0.44 to 0.45%	$ 60,000	$ 59,980
Canadian Imperial Holdings, Inc.
	8/16/10	0.34 (e)	200,000	200,000
Commerzbank U.S. Finance, Inc.
	8/12/10 to 9/22/10	0.45 to 0.50	217,000	216,912
Commonwealth Bank of Australia
	9/7/10 to 9/9/10	0.33 to 0.58 (e)	129,000	128,965
Credit Suisse New York Branch
	8/2/10 to 9/3/10	0.44 to 0.50	333,000	332,929
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/7/10	0.53	34,000	33,966
Danske Corp.
	8/31/10	0.55	58,000	57,973
Deutsche Bank Financial LLC
	8/3/10	0.46	60,000	59,998
DnB NOR Bank ASA
	8/2/10 to 1/5/11	0.34 to 0.62 (e)	217,000	216,857
Hannover Funding Co. LLC
	9/1/10	0.55	43,000	42,980
Intesa Funding LLC
	8/16/10 to 9/16/10	0.35 to 0.45	167,000	166,946
Landesbank Hessen-Thuringen
	8/6/10 to 8/9/10	0.44 to 0.63	61,000	60,994
Liberty Street Funding LLC
	8/23/10	0.52	25,000	24,992
Manhattan Asset Funding Co. LLC
	8/5/10 to 8/18/10	0.35 to 0.39	63,000	62,993
Market Street Funding LLC
	8/25/10 to 8/26/10	0.50	91,088	91,057
Natexis Banques Populaires U.S. Finance Co. LLC
	9/20/10	0.50	117,000	116,919
Nordea North America, Inc.
	8/19/10 to 11/4/10	0.45 to 0.53	231,000	230,877
Santander Finance, Inc.
	8/26/10	0.65	102,000	101,954
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
	8/9/10 to 9/1/10	0.40 to 0.45%	$ 103,000	$ 102,975
Sumitomo Trust & Banking Co. Ltd. New York Branch
	8/2/10 to 8/6/10	0.45	46,000	45,998
Toyota Motor Credit Corp.
	8/9/10 to 8/25/10	0.50 to 0.58	75,000	74,983
UniCredito Italiano Bank (Ireland) PLC
	8/3/10 to 9/3/10	0.55	274,000	273,918
Westpac Banking Corp.
	8/16/10 to 10/20/10	0.39 to 0.52 (e)	287,000	287,000
TOTAL COMMERCIAL PAPER				3,091,166
U.S. Government and Government Agency Obligations - 2.6%

Other Government Related - 2.6%
Bank of America NA (FDIC Guaranteed)
	9/13/10	0.57 (d)(e)	115,000	115,000
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (d)	27,000	27,218
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	8/6/10 to 10/6/10	0.37 to 0.41 (c)	336,641	336,519
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				478,737
Federal Agencies - 1.0%

Federal Home Loan Bank - 1.0%
	8/13/10 to 8/26/10	0.25 to 0.61 (e)	178,000	177,940
U.S. Treasury Obligations - 3.3%

U.S. Treasury Bills - 2.0%
	8/26/10 to 12/16/10	0.27 to 0.46	369,000	368,712
U.S. Treasury Notes - 1.3%
	8/15/10 to 1/31/11	0.40 to 0.48	245,000	245,453
TOTAL U.S. TREASURY OBLIGATIONS				614,165
Medium-Term Notes - 7.6%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel
	8/27/10	1.04% (b)(e)	$ 86,000	$ 86,000
Berkshire Hathaway, Inc.
	8/10/10	0.35 (e)	48,000	48,000
BNP Paribas SA
	8/13/10	0.67 (e)	131,000	131,000
BP Capital Markets PLC
	9/11/10	0.67 (e)	68,500	68,500
Commonwealth Bank of Australia
	8/4/10 to 8/16/10	0.39 to 0.40 (b)(e)	253,000	253,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(e)	38,000	38,000
Metropolitan Life Insurance Co.
	10/1/10	0.88 (e)(i)	35,000	35,000
Royal Bank of Canada
	8/16/10 to 10/1/10	0.53 to 0.78 (b)(e)	400,000	400,000
Westpac Banking Corp.
	8/11/10 to 10/15/10	0.36 to 0.54 (b)(e)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,417,500
Municipal Securities - 3.1%

Austin Trust Various States Participating VRDN Series BA 07 1043
8/6/10	0.28 (e)(g)	12,750		12,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev., VRDN
8/6/10	0.30 (e)	10,105		10,105
California Gen. Oblig. Series 2005 B1, VRDN
8/6/10	0.24 (e)	24,000		24,000
California Health Facilities Fing. Auth. Rev. Series 2005 I, VRDN
8/6/10	0.24 (e)	30,970		30,970
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
California Hsg. Fin. Agcy. Rev. Series 2004 E, VRDN
8/6/10	0.25% (e)(f)	$ 300		$ 300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series AAA, VRDN
8/6/10	0.26 (e)(f)	15,000		15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13
8/6/10	0.28 (e)(g)	12,385		12,385
Connecticut Hsg. Fin. Auth. Series 2004 D4, VRDN
8/6/10	0.24 (e)	13,240		13,240
District of Columbia Rev. Series 2006 B, VRDN
8/6/10	0.31 (e)	19,300		19,300
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 10
8/6/10	0.28 (e)(g)	13,440		13,440
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 21
8/6/10	0.28 (e)(g)	14,605		14,605
Franklin County Indl. Dev. Auth. Series 2006, VRDN
8/6/10	0.26 (e)	19,150		19,150
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev., VRDN
8/6/10	0.27 (e)(f)	20,000		20,000
Illinois Fin. Auth. Rev., VRDN
8/6/10	0.31 (e)	15,000		15,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, VRDN
8/6/10	0.28 (e)	39,425		39,425
Indiana Fin. Auth. Health Sys. Rev. Series 2008 E, VRDN
8/6/10	0.30 (e)	11,000		11,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, VRDN
8/6/10	0.34 (e)	46,915		46,915
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, VRDN
8/6/10	0.30 (e)	30,000		30,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, VRDN
8/6/10	0.25 (e)(f)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. Series 1999 A, VRDN
8/6/10	0.26 (e)(f)	21,000		21,000
New York Hsg. Fin. Agcy. Rev. Series 2000 A, VRDN
8/6/10	0.26 (e)(f)	50,000		50,000
New York Hsg. Fin. Agcy. Rev. Series 2006 A, VRDN
8/6/10	0.26 (e)(f)	27,500		27,500
North Texas Tollway Auth. Rev. Series 2009 D, VRDN
8/6/10	0.25 (e)	28,000		28,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 B, VRDN
8/6/10	0.25 (e)	20,500		20,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 87C, VRDN
8/6/10	0.25 (e)(f)	19,000		19,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Richmond Multifamily Hsg., VRDN
8/6/10	0.25% (e)(f)	$ 28,800		$ 28,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, VRDN
8/6/10	0.24 (e)	12,050		12,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646
8/6/10	0.28 (e)(g)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			579,990
Repurchase Agreements - 16.5%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 7/30/10 due 8/2/10:
(Collateralized by U.S. Government Obligations) #	$ 753,151	753,137
(Collateralized by U.S. Government Obligations) #	50,729	50,728
With:
Banc of America Securities LLC at 0.71%, dated 7/30/10 due 8/2/10 (Collateralized by Mortgage Loan Obligations valued at $429,865,433, 0% - 9.79%, 10/12/10 - 5/7/52)	398,024	398,000
Barclays Capital, Inc. at:
0.33%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations valued at $2,040,056, 4%, 4/1/25)	2,000	2,000
0.45%, dated 7/27/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $16,201,215, 0.48%, 2/25/37)	15,003	15,000
0.46%, dated 7/30/10 due 8/2/10 (Collateralized by Equity Securities valued at $536,780,576)	497,019	497,000
0.5%, dated:
6/25/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $12,966,841, 0.48%, 2/25/37)	12,010	12,000
7/16/10 due 8/16/10 (Collateralized by Equity Securities valued at $48,611,494)	45,019	45,000
0.55%, dated 7/16/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $12,963,366, 1.84%, 10/17/16)	12,006	12,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $32,436,451, 0.48%, 10/25/46)	30,039	30,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $32,428,080, 0.48% - 0.5%, 4/25/37 - 10/25/46)	$ 30,041	$ 30,000
Credit Suisse Securities (USA) LLC at:
0.29%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations valued at $94,761,797, 0%, 9/1/32 - 5/1/40)	92,002	92,000
0.34%, dated 7/30/10 due 8/2/10 (Collateralized by Equity Securities valued at $489,258,322)	453,013	453,000
Deutsche Bank Securities, Inc. at:
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $31,096,766, 0% - 13%, 9/15/12 - 4/15/40)	29,031	29,000
0.45%, dated 7/29/10 due 8/30/10 (Collateralized by Corporate Obligations valued at $31,321,566, 0.49% - 10.13%, 9/1/12 - 8/25/35)	29,012	29,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $15,072,701, 0% - 11.75%, 3/15/11 - 4/15/40)	14,017	14,000
8/12/10 (Collateralized by Mortgage Loan Obligations valued at $14,750,623, 0% - 11.13%, 3/15/11 - 10/25/42)	14,017	14,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Corporate Obligations valued at $32,408,100, 0.83% - 9.88%, 9/24/15 - 9/25/37)	30,038	30,000
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $16,202,297, 1.26% - 9.75%, 5/1/13 - 3/25/35)	15,019	15,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $34,720,518, 1.09% - 7.98%, 7/15/15 - 4/17/45)	30,038	30,000
7/27/10 due 10/25/10 (Collateralized by Mortgage Loan Obligations valued at $32,406,667, 0.83% - 13%, 8/1/16 - 11/18/39)	30,038	30,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $16,483,807, 0.83% - 9.25%, 3/2/11 - 6/25/37)	15,021	15,000
6/28/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $33,811,661, 0.38% - 9.5%, 10/15/13 - 3/25/38)	31,043	31,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.55%, dated:
6/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $16,207,820, 0% - 9.75%, 5/10/11 - 3/25/38)	$ 15,021	$ 15,000
7/7/10 due 10/5/10 (Collateralized by Mortgage Loan Obligations valued at $32,442,239, 0.69% - 6.2%, 2/15/17 - 12/20/46)	30,041	30,000
Goldman Sachs & Co. at 0.3%, dated 7/29/10 due 8/5/10 (Collateralized by Commercial Paper Obligations valued at $54,591,866, 8/12/10) (e)(h)	53,003	53,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $56,145,192, 5% - 6%, 1/1/19 - 9/1/39)	55,051	55,000
0.55%, dated 6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $48,643,808, 3.14% - 12%, 3/15/11 - 9/30/49)	45,041	45,000
RBS Securities, Inc. at 0.67%, dated 7/19/10 due 8/18/10 (Collateralized by Corporate Obligations valued at $103,174,109, 0.41% - 6.51%, 2/18/14 - 6/25/47)	97,054	97,000
UBS Securities LLC at:
0.45%, dated:
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $11,946,438, 7.25% - 11.25%, 11/1/10 - 12/15/18)	11,012	11,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $30,486,877, 0.03% - 0.06%, 6/15/18 - 10/15/19)	29,033	29,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $23,128,455, 0.03%, 10/15/19)	22,028	22,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $9,850,893, 1.5% - 6.63%, 8/18/35 - 12/15/37)	9,012	9,000
0.58%, dated:
5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $12,980,358, 1.5% - 11.88%, 6/20/11 - 8/15/39)	12,018	12,000
7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $25,923,084, 4.63% - 11%, 11/15/10 - 4/30/40)	24,035	24,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $18,909,979, 0.03%, 10/15/19)	$ 18,029	$ 18,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $12,968,653, 0.56%, 4/15/22)	12,021	12,000
TOTAL REPURCHASE AGREEMENTS		3,058,865
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $18,595,367)		18,595,367
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(25,490)
NET ASSETS - 100%		$ 18,569,877
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,135,000,000 or 6.1% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $336,519,000, or 1.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $142,218,000 or 0.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.88%, 10/1/10	3/26/02	$ 35,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$753,137,000 due 8/02/10 at 0.22%
BNP Paribas Securities Corp.	$ 110,772
Bank of America NA	269,081
Barclays Capital, Inc.	29,150
Citibank NA	4,485
Citigroup Global Markets, Inc.	35,878
Credit Agricole Securities (USA) Inc.	35,878
Deutsche Bank Securities, Inc.	26,908
Goldman, Sachs & Co.	17,939
ING Financial Markets LLC	33,344
J.P. Morgan Securities, Inc.	53,816
RBC Capital Markets Corp.	448
RBS Securities, Inc.	17,939
Societe Generale, New York Branch	53,816
UBS Securities LLC	16,145
Wells Fargo Securities LLC	47,538
$ 753,137
$50,728,000 due 8/02/10 at 0.22%
Banc of America Securities LLC	$ 8,455
Barclays Capital, Inc.	18,117
UBS Securities LLC	24,156
$ 50,728
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $18,595,367,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2010

1.804884.106

DTE-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.31%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.24%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		31,100
Alaska - 1.2%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.26%, LOC Union Bank of California, VRDN (a)	32,725	32,725
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,195	12,195
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.28%, VRDN (a)	19,000	19,000
Series 1994 B, 0.31% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		83,920
Arizona - 2.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	10,400	10,400
Series 2009 F, 0.24%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	2,800	2,800
Phoenix Civic Impt. Corp. Series 2009, 0.35% 10/5/10, LOC Bank of America NA, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,100	$ 8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.34% 9/10/10, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		167,445
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 1.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 C, 0.23%, LOC Citibank NA, VRDN (a)	1,000	1,000
Series 2009 D, 0.23%, LOC Citibank NA, VRDN (a)	5,880	5,880
California Gen. Oblig. 0.38% 8/4/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	200	200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,269
2% 4/21/11	7,600	7,676
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District TRAN Series A:
2% 8/12/10	17,800	17,807
2% 6/30/11	16,700	16,901
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.35% 8/3/10, LOC Dexia Cr. Local de France, CP	8,600	8,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
		92,083
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	12,295	12,295
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,145	15,145
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Putters 3632, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series BA 08 1088, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
(NCMC, Inc. Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (a)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 3,900	$ 3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.29% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.9%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.24%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	10,200	10,200
		274,110
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1% tender 8/2/10, CP mode	6,100	6,100
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,235
Series 2010 A, 2% 5/19/11	20,500	20,753
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.26%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.24% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,888
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.43%, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.49%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.9%
District of Columbia Gen. Oblig. Series 2008 C, 0.31%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.35% tender 10/5/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.31%, LOC Bank of America NA, VRDN (a)	5,520	5,520
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.25%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.25%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	5,110	5,110
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	13,900	13,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.27%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		133,385
Florida - 11.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.4% tender 9/1/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,785	$ 10,785
Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,400
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.26%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.26%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,420	9,420
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,700	12,700
Gainesville Utils. Sys. Rev. Series 2008 B, 0.23% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.23%, VRDN (a)	10,000	10,000
Series 2007 A1, 0.23%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.24%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,390	17,390
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I, 0.23%, VRDN (a)	44,600	44,600
Series 2009 B, 0.25%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	14,000	14,000
Series 2009 D, 0.25%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	10,000	10,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	7,340	7,340
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
(Florida Pwr. & Lt. Co. Proj.) Series F, 0.35% tender 8/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series C, 0.35% tender 8/5/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	$ 5,800	$ 5,800
Series Three 2009 A, 4% 10/1/10	5,460	5,492
Series Three 2008 B4, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	21,890	21,890
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.4% tender 8/3/10, CP mode	6,200	6,200
Series 1994, 0.4% tender 8/3/10, CP mode	9,560	9,560
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,970	7,027
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	195,300	196,380
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 B, 0.28%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.29%, LOC Bank of America NA, VRDN (a)	6,050	6,050
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.31%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	15,024
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.25%, LOC TD Banknorth, NA, VRDN (a)	16,400	16,400
(Planned Parenthood Proj.) Series 2002, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	7,305	7,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Panama City Beach Participating VRDN Series Solar 2006 129, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 8,975	$ 8,975
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	26,390	26,390
Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	12,110	12,110
Series 2005 A2, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	6,600	6,600
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,033
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Sunshine State Govt. Fing. Commission Rev. Series L:
0.37% 8/5/10, LOC Dexia Cr. Local de France, CP	8,000	8,000
0.4% 8/3/10, LOC Dexia Cr. Local de France, CP	15,500	15,500
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		834,666
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2010 B1, 0.3% 9/13/10, LOC Wells Fargo Bank NA, CP	$ 5,000	$ 5,000
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	10,500	10,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.35% tender 9/3/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.26%, LOC Bank of America NA, VRDN (a)	18,475	18,475
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,575	11,575
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	4,800	4,800
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,150	17,150
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Series ROC II R 11861, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,470	6,470
Series Solar 08 0001, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,275	10,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,600	$ 2,600
Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		175,340
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.25%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		14,800
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,246
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
		17,746
Illinois - 5.6%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.25%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,445	7,445
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Series 2004 A3, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	$ 6,200	$ 6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	30,600	30,600
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.29%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	21,275	21,275
Series 2008 C, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	7,325	7,325
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	$ 4,425	$ 4,500
(Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	4,940
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.27%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		392,855
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	18,015	18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.29%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,295	2,295
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.25%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 J, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 12, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 11,810	$ 11,810
Series Putters 3634, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,545	7,545
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.):
Series 2005 C, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Series 2005 D, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	3,180	3,180
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
		159,865
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,410	6,410
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.36%, VRDN (a)	18,000	18,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.24%, VRDN (a)	40,400	40,400
		64,810
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,502
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,160	18,160
Louisiana - 2.2%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 3,370	$ 3,370
Louisiana Gen. Oblig. Series 2008 A, 0.24%, LOC BNP Paribas SA, VRDN (a)	58,200	58,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Christus Health Proj.) Series 2009 B1, 0.24%, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
(CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
		153,545
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,945	7,945
Maryland - 2.4%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,750	13,750
Howard County Gen. Oblig. 0.32% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.27%, LOC Bank of America NA, VRDN (a)	2,825	2,825
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,830	3,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Adventist Healthcare Proj.) Series 2005 A, 0.25%, LOC Bank of America NA, VRDN (a)	$ 3,000	$ 3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.25%, LOC Bank of America NA, VRDN (a)	30,495	30,495
Series 2007 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	17,255	17,255
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,170	8,170
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	4,830	4,830
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.25%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		172,790
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Gen. Oblig.:
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	$ 15,050	$ 15,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 8/3/10, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 8/2/10, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,145	11,145
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	2,300	2,300
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		114,095
Michigan - 1.7%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,840	10,840
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.24%, LOC Bank of New York, New York, VRDN (a)	7,000	7,000
Michigan Bldg. Auth. Rev. Series 5, 0.33% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.27% tender 8/10/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.33%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.23%, VRDN (a)	17,750	17,750
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		120,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.5%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.28%, LOC Freddie Mac, VRDN (a)	$ 5,000	$ 5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.29%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	13,025	13,025
Univ. of Minnesota Series 2001 C, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		34,180
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.26%, tender 8/6/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,055	6,055
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.27%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,200	24,200
		75,780
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	5,050	5,050
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.32% tender 11/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(BJC Health Sys. Proj.) Series 2008 C, 0.23%, VRDN (a)	2,700	2,700
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.26%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 3,775	$ 3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		54,525
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.34% 9/10/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,785	10,785
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,030	23,030
		77,815
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.33% 8/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.36% 9/10/10, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Series Putters 3489Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,965	11,965
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.35% 8/11/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.24%, LOC Union Bank of California, VRDN (a)	$ 1,900	$ 1,900
Series 2009 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		129,085
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.29%, LOC Bank of America NA, VRDN (a)	7,365	7,365
New Jersey - 0.1%
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	9,000	9,003
New Mexico - 1.3%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	49,265	49,265
		88,405
New York - 4.4%
New York City Gen. Oblig.:
Participating VRDN Series Solar 07 91, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,045	10,045
Series 2006 I4, 0.26%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.21% (Liquidity Facility BNP Paribas SA), VRDN (a)	49,830	49,830
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 2003 F2, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	25,105	25,105
Series 7, 0.34% 4/26/11, CP	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 8, 0.49% 2/7/11, CP	$ 13,200	$ 13,200
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,258
Participating VRDN:
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
(The Culinary Institute of America Proj.) Series 2004 C, 0.25%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	54,900	54,900
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.4% 8/11/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
0.4% 9/13/10, LOC ABN-AMRO Bank NV, CP	9,700	9,700
Series C, 0.4% 9/16/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.24%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
		310,338
North Carolina - 4.3%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,915	10,915
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.27%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.: - continued
Series 2002 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	$ 17,200	$ 17,200
Series 2006 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	6,220	6,220
Guilford County Gen. Oblig. Series 2007 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,425	6,425
(High Point Univ. Rev.) Series 2006, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,330	10,330
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	9,280	9,280
(Queens College Proj.) Series 1999 B, 0.25%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Gen. Oblig. Series 2002 C, 0.22% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	5,300	5,300
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11849, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,540	2,540
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.25%, LOC Bank of America NA, VRDN (a)	$ 2,730	$ 2,730
Series 2008 A2, 0.27%, LOC Bank of America NA, VRDN (a)	5,860	5,860
Series 2008 B1, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	8,555	8,555
(Wake Forest Univ. Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.27%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.27%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.26%, tender 8/6/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,685	25,685
Series EGL 05 3014 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Winston-Salem Ltd. Oblig. Series 2010 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		306,525
Ohio - 2.3%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,200	1,200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,320	$ 3,320
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,935	1,935
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,760	9,760
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,000	12,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,166
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,820	5,820
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	13,910	13,910
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.49%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,725	5,725
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.35% tender 10/7/10, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.37%, LOC RBS Citizens NA, VRDN (a)	$ 10,300	$ 10,300
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,860	4,860
		164,811
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.27%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.27%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.5%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.33% tender 10/13/10, CP mode	8,000	8,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	47,365	47,365
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,900	8,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.24%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.27%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		174,955
Pennsylvania - 6.3%
Allegheny County Series C58A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	16,445	16,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,585	$ 14,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,160	4,160
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.27%, LOC Barclays Bank PLC, VRDN (a)	18,350	18,350
Series 2006 B:
0.24%, LOC Citibank NA, VRDN (a)	13,400	13,400
0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	25,000	25,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.28%, LOC Banco Santander SA, VRDN (a)	21,100	21,100
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G:
0.24%, VRDN (a)	1,235	1,235
0.24%, VRDN (a)	7,555	7,555
0.24%, VRDN (a)	3,170	3,170
Series 1997 G, 0.24%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500	2,500
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,375	1,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.27% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	$ 17,850	$ 17,850
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,740	11,740
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,905	4,905
(Philadelphia Univ. Proj.) Series 2009, 0.24%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,400	32,400
Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,000	3,000
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.26%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.27%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.27%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	44,900	44,900
Philadelphia Gen. Oblig. Series 2009 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
Philadelphia School District Series 2008 B1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.24%, LOC Bank of America NA, VRDN (a)	1,120	1,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,470	$ 3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
Washington County Auth. Rev. 0.23%, VRDN (a)	3,270	3,270
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		443,155
Rhode Island - 0.6%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,395	12,395
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.23%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		41,240
South Carolina - 2.9%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.24% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,875	1,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 14,900	$ 14,900
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,605	5,605
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.49%, VRDN (a)	18,700	18,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. Series 2009, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	9,800	9,800
Series 2009 C, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	14,100	14,100
(Palmetto Health Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
0.33% 8/13/10, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.28%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 8/2/10, CP mode	6,300	6,300
		206,155
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.23% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	$ 8,245	$ 8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.36%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig.:
Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,200	3,200
		110,175
Texas - 11.0%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,471
Austin Util. Sys. Rev. Series A, 0.27% 8/13/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,000	33,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.35%, LOC Dexia Cr. Local de France, VRDN (a)	2,500	2,500
Brownsville Util. Sys. Rev. Series A, 0.36% 8/12/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 5,227	$ 5,227
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.28% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,440	11,440
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Ind. Dev. Corp. Series 1998, 0.28%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Series 2008 D1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	12,500	12,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (a)	32,600	32,600
Harris County Metropolitan Trans. Auth. Series A1:
0.34% 9/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.36% 10/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,905	2,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series A, 0.35% 10/21/10, LOC Bank of New York, New York, CP	$ 3,400	$ 3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Independent School District 0.26% (Permanent School Fund of Texas Guaranteed), VRDN (a)	6,255	6,255
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B2, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,550	2,550
Series 2004 B3, 0.23%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,300	12,300
Irving Independent School District Participating VRDN Series PT 3954, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,845	17,845
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lewisville Independent School District Participating VRDN Series SGA 134, 0.27% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 10/18/10, LOC Bank of America NA, CP	10,000	10,000
Mesquite Independent School District Series 2003 A, 0.27% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,400	2,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.27% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.26% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 8,300	$ 8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,345	5,345
Series SG 104, 0.28% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.28% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,325	24,325
Series A, 0.36% 9/10/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.28% 8/12/10, CP	3,800	3,800
0.3% 9/10/10, CP	2,900	2,900
0.34% 11/9/10, CP	15,334	15,334
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.):
Series 2008 C2, 0.25%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Series 2008 C3, 0.31%, LOC Bank of America NA, VRDN (a)	38,500	38,500
(Texas Health Resources Proj.) Series 2008 A, 0.28%, VRDN (a)	9,900	9,900
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,350	2,350
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.23%, VRDN (a)	6,400	6,400
TRAN Series 2009, 2.5% 8/31/10	104,260	104,434
Texas Pub. Fin. Auth. Rev. Series 2003, 0.33% 8/17/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,680	10,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	$ 10,000	$ 10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	35,600	35,600
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.38% 8/4/10, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,375	12,375
		774,831
Utah - 1.5%
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,217
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.29% 8/6/10 (Liquidity Facility Bank of Nova Scotia), CP	11,560	11,560
Series 1997 B2, 0.35% 8/23/10 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.31% 8/5/10 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 9/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
0.35% 8/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
Series 1998 B4, 0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	2,840	2,840
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Series DCL 021, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,830	9,830
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		109,097
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,595	$ 6,595
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	19,905	19,905
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	12,915	12,915
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.4%, tender 2/25/11 (a)	17,345	17,345
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,540	7,540
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,040	4,040
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev.:
Bonds Series 2010 A, 3% 10/1/10	3,960	3,978
Participating VRDN:
Series BBT 08 48, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,945	3,945
Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		111,903
Washington - 1.3%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,515	3,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 A1, 0.35% 8/19/10, LOC Bank of America NA, CP	$ 13,635	$ 13,635
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,427
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,975	2,975
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series Putters 3054, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series ROC II R 759 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,815	15,815
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(Swedish Health Svcs. Proj.) Series 2009 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
		91,477
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.27%, LOC Bank of America NA, VRDN (a)	4,700	4,700
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	23,000	23,000
		27,700
Wisconsin - 1.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A, 0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,722
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.28%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	40,875	40,875
(Aurora Health Care, Inc. Sys. Proj.) Series B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,500	5,500
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 8/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
0.4% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
		93,467
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
	Shares
Other - 5.8%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	411,859,000	411,859
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $7,025,351)		7,025,351
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,394
NET ASSETS - 100%		$ 7,048,745
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 660
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $7,025,351,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2010

1.804885.106

UST-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 20.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 16.9%
8/26/10 to 1/27/11	0.18 to 0.46%	$ 614,875	$ 614,467
U.S. Treasury Notes - 3.3%
1/31/11 to 6/30/11	0.36 to 0.48	120,000	120,448
TOTAL U.S. TREASURY OBLIGATIONS			734,915
Repurchase Agreements - 79.8%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 7/30/10 due 8/2/10:
(Collateralized by U.S. Treasury Obligations) #	$ 2,303,770	2,303,730
(Collateralized by U.S. Treasury Obligations) #	50,086	50,085
With:
Deutsche Bank Securities, Inc. at 0.22%, dated:
7/8/10 due 8/23/10 (Collateralized by U.S. Treasury Obligations valued at $113,237,351, 1.75% - 3.13%, 8/31/13 - 3/31/14)	111,031	111,000
7/22/10 due 10/4/10 (Collateralized by U.S. Treasury Obligations valued at $223,395,094, 0% - 3.13%, 12/9/10 - 5/15/19)	219,099	219,000
Morgan Stanley & Co., Inc. at 0.23%, dated 7/30/10 due 10/28/10 (Collateralized by U.S. Treasury Obligations valued at $224,404,395, 0% - 4.25%, 10/31/10 - 8/15/13)	220,127	220,000
TOTAL REPURCHASE AGREEMENTS		2,903,815
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,638,730)		3,638,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(805)
NET ASSETS - 100%		$ 3,637,925
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,303,730,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 364,347
Citigroup Global Markets, Inc.	227,717
Credit Agricole Securities (USA) Inc.	455,432
J.P. Morgan Securities, Inc.	227,717
RBC Capital Markets Corp.	345,367
RBS Securities, Inc.	341,575
Societe Generale, New York Branch	341,575
$ 2,303,730
$50,085,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 20,012
Banc of America Securities LLC	7,571
Barclays Capital, Inc.	22,502
$ 50,085
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $3,638,730,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2010

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.104

FTF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.31%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.24%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		31,100
Alaska - 1.2%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.26%, LOC Union Bank of California, VRDN (a)	32,725	32,725
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,195	12,195
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.28%, VRDN (a)	19,000	19,000
Series 1994 B, 0.31% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		83,920
Arizona - 2.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	10,400	10,400
Series 2009 F, 0.24%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	2,800	2,800
Phoenix Civic Impt. Corp. Series 2009, 0.35% 10/5/10, LOC Bank of America NA, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,100	$ 8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.34% 9/10/10, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		167,445
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 1.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 C, 0.23%, LOC Citibank NA, VRDN (a)	1,000	1,000
Series 2009 D, 0.23%, LOC Citibank NA, VRDN (a)	5,880	5,880
California Gen. Oblig. 0.38% 8/4/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	200	200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,269
2% 4/21/11	7,600	7,676
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District TRAN Series A:
2% 8/12/10	17,800	17,807
2% 6/30/11	16,700	16,901
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.35% 8/3/10, LOC Dexia Cr. Local de France, CP	8,600	8,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
		92,083
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	12,295	12,295
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,145	15,145
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Putters 3632, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series BA 08 1088, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
(NCMC, Inc. Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (a)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 3,900	$ 3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.29% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.9%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.24%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	10,200	10,200
		274,110
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1% tender 8/2/10, CP mode	6,100	6,100
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,235
Series 2010 A, 2% 5/19/11	20,500	20,753
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.26%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.24% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,888
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.43%, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.49%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.9%
District of Columbia Gen. Oblig. Series 2008 C, 0.31%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.35% tender 10/5/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.31%, LOC Bank of America NA, VRDN (a)	5,520	5,520
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.25%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.25%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	5,110	5,110
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	13,900	13,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.27%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		133,385
Florida - 11.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.4% tender 9/1/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,785	$ 10,785
Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,400
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.26%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.26%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,420	9,420
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,700	12,700
Gainesville Utils. Sys. Rev. Series 2008 B, 0.23% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.23%, VRDN (a)	10,000	10,000
Series 2007 A1, 0.23%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.24%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,390	17,390
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I, 0.23%, VRDN (a)	44,600	44,600
Series 2009 B, 0.25%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	14,000	14,000
Series 2009 D, 0.25%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	10,000	10,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	7,340	7,340
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
(Florida Pwr. & Lt. Co. Proj.) Series F, 0.35% tender 8/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series C, 0.35% tender 8/5/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	$ 5,800	$ 5,800
Series Three 2009 A, 4% 10/1/10	5,460	5,492
Series Three 2008 B4, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	21,890	21,890
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.4% tender 8/3/10, CP mode	6,200	6,200
Series 1994, 0.4% tender 8/3/10, CP mode	9,560	9,560
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,970	7,027
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	195,300	196,380
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 B, 0.28%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.29%, LOC Bank of America NA, VRDN (a)	6,050	6,050
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.31%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	15,024
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.25%, LOC TD Banknorth, NA, VRDN (a)	16,400	16,400
(Planned Parenthood Proj.) Series 2002, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	7,305	7,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Panama City Beach Participating VRDN Series Solar 2006 129, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 8,975	$ 8,975
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	26,390	26,390
Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	12,110	12,110
Series 2005 A2, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	6,600	6,600
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,033
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Sunshine State Govt. Fing. Commission Rev. Series L:
0.37% 8/5/10, LOC Dexia Cr. Local de France, CP	8,000	8,000
0.4% 8/3/10, LOC Dexia Cr. Local de France, CP	15,500	15,500
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		834,666
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2010 B1, 0.3% 9/13/10, LOC Wells Fargo Bank NA, CP	$ 5,000	$ 5,000
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	10,500	10,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.35% tender 9/3/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.26%, LOC Bank of America NA, VRDN (a)	18,475	18,475
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,575	11,575
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	4,800	4,800
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,150	17,150
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Series ROC II R 11861, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,470	6,470
Series Solar 08 0001, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,275	10,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,600	$ 2,600
Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		175,340
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.25%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		14,800
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,246
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
		17,746
Illinois - 5.6%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.25%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,445	7,445
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Series 2004 A3, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	$ 6,200	$ 6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	30,600	30,600
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.29%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	21,275	21,275
Series 2008 C, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	7,325	7,325
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	$ 4,425	$ 4,500
(Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	4,940
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.27%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		392,855
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	18,015	18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.29%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,295	2,295
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.25%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 J, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 12, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 11,810	$ 11,810
Series Putters 3634, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,545	7,545
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.):
Series 2005 C, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Series 2005 D, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	3,180	3,180
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
		159,865
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,410	6,410
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.36%, VRDN (a)	18,000	18,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.24%, VRDN (a)	40,400	40,400
		64,810
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,502
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,160	18,160
Louisiana - 2.2%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 3,370	$ 3,370
Louisiana Gen. Oblig. Series 2008 A, 0.24%, LOC BNP Paribas SA, VRDN (a)	58,200	58,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Christus Health Proj.) Series 2009 B1, 0.24%, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
(CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
		153,545
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,945	7,945
Maryland - 2.4%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,750	13,750
Howard County Gen. Oblig. 0.32% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.27%, LOC Bank of America NA, VRDN (a)	2,825	2,825
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,830	3,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Adventist Healthcare Proj.) Series 2005 A, 0.25%, LOC Bank of America NA, VRDN (a)	$ 3,000	$ 3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.25%, LOC Bank of America NA, VRDN (a)	30,495	30,495
Series 2007 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	17,255	17,255
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,170	8,170
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	4,830	4,830
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.25%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		172,790
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Gen. Oblig.:
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	$ 15,050	$ 15,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 8/3/10, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 8/2/10, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,145	11,145
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	2,300	2,300
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		114,095
Michigan - 1.7%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,840	10,840
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.24%, LOC Bank of New York, New York, VRDN (a)	7,000	7,000
Michigan Bldg. Auth. Rev. Series 5, 0.33% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.27% tender 8/10/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.33%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.23%, VRDN (a)	17,750	17,750
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		120,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.5%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.28%, LOC Freddie Mac, VRDN (a)	$ 5,000	$ 5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.29%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	13,025	13,025
Univ. of Minnesota Series 2001 C, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		34,180
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.26%, tender 8/6/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,055	6,055
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.27%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,200	24,200
		75,780
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	5,050	5,050
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.32% tender 11/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(BJC Health Sys. Proj.) Series 2008 C, 0.23%, VRDN (a)	2,700	2,700
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.26%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 3,775	$ 3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		54,525
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.34% 9/10/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,785	10,785
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,030	23,030
		77,815
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.33% 8/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.36% 9/10/10, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Series Putters 3489Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,965	11,965
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.35% 8/11/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.24%, LOC Union Bank of California, VRDN (a)	$ 1,900	$ 1,900
Series 2009 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		129,085
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.29%, LOC Bank of America NA, VRDN (a)	7,365	7,365
New Jersey - 0.1%
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	9,000	9,003
New Mexico - 1.3%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	49,265	49,265
		88,405
New York - 4.4%
New York City Gen. Oblig.:
Participating VRDN Series Solar 07 91, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,045	10,045
Series 2006 I4, 0.26%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.21% (Liquidity Facility BNP Paribas SA), VRDN (a)	49,830	49,830
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 2003 F2, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	25,105	25,105
Series 7, 0.34% 4/26/11, CP	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 8, 0.49% 2/7/11, CP	$ 13,200	$ 13,200
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,258
Participating VRDN:
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
(The Culinary Institute of America Proj.) Series 2004 C, 0.25%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	54,900	54,900
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.4% 8/11/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
0.4% 9/13/10, LOC ABN-AMRO Bank NV, CP	9,700	9,700
Series C, 0.4% 9/16/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.24%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
		310,338
North Carolina - 4.3%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,915	10,915
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.27%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.: - continued
Series 2002 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	$ 17,200	$ 17,200
Series 2006 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	6,220	6,220
Guilford County Gen. Oblig. Series 2007 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,425	6,425
(High Point Univ. Rev.) Series 2006, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,330	10,330
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	9,280	9,280
(Queens College Proj.) Series 1999 B, 0.25%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Gen. Oblig. Series 2002 C, 0.22% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	5,300	5,300
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11849, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,540	2,540
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.25%, LOC Bank of America NA, VRDN (a)	$ 2,730	$ 2,730
Series 2008 A2, 0.27%, LOC Bank of America NA, VRDN (a)	5,860	5,860
Series 2008 B1, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	8,555	8,555
(Wake Forest Univ. Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.27%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.27%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.26%, tender 8/6/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,685	25,685
Series EGL 05 3014 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Winston-Salem Ltd. Oblig. Series 2010 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		306,525
Ohio - 2.3%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,200	1,200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,320	$ 3,320
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,935	1,935
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,760	9,760
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,000	12,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,166
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,820	5,820
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	13,910	13,910
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.49%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,725	5,725
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.35% tender 10/7/10, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.37%, LOC RBS Citizens NA, VRDN (a)	$ 10,300	$ 10,300
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,860	4,860
		164,811
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.27%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.27%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.5%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.33% tender 10/13/10, CP mode	8,000	8,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	47,365	47,365
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,900	8,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.24%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.27%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		174,955
Pennsylvania - 6.3%
Allegheny County Series C58A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	16,445	16,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,585	$ 14,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,160	4,160
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.27%, LOC Barclays Bank PLC, VRDN (a)	18,350	18,350
Series 2006 B:
0.24%, LOC Citibank NA, VRDN (a)	13,400	13,400
0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	25,000	25,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.28%, LOC Banco Santander SA, VRDN (a)	21,100	21,100
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G:
0.24%, VRDN (a)	1,235	1,235
0.24%, VRDN (a)	7,555	7,555
0.24%, VRDN (a)	3,170	3,170
Series 1997 G, 0.24%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500	2,500
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,375	1,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.27% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	$ 17,850	$ 17,850
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,740	11,740
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,905	4,905
(Philadelphia Univ. Proj.) Series 2009, 0.24%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,400	32,400
Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,000	3,000
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.26%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.27%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.27%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	44,900	44,900
Philadelphia Gen. Oblig. Series 2009 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
Philadelphia School District Series 2008 B1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.24%, LOC Bank of America NA, VRDN (a)	1,120	1,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,470	$ 3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
Washington County Auth. Rev. 0.23%, VRDN (a)	3,270	3,270
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		443,155
Rhode Island - 0.6%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,395	12,395
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.23%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		41,240
South Carolina - 2.9%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.24% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,875	1,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 14,900	$ 14,900
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,605	5,605
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.49%, VRDN (a)	18,700	18,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. Series 2009, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	9,800	9,800
Series 2009 C, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	14,100	14,100
(Palmetto Health Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
0.33% 8/13/10, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.28%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 8/2/10, CP mode	6,300	6,300
		206,155
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.23% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.27%, LOC Bank of America NA, VRDN (a)	$ 8,245	$ 8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.36%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig.:
Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,200	3,200
		110,175
Texas - 11.0%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,471
Austin Util. Sys. Rev. Series A, 0.27% 8/13/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,000	33,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.35%, LOC Dexia Cr. Local de France, VRDN (a)	2,500	2,500
Brownsville Util. Sys. Rev. Series A, 0.36% 8/12/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 5,227	$ 5,227
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.28% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,440	11,440
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Ind. Dev. Corp. Series 1998, 0.28%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Series 2008 D1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	12,500	12,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (a)	32,600	32,600
Harris County Metropolitan Trans. Auth. Series A1:
0.34% 9/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.36% 10/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,905	2,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series A, 0.35% 10/21/10, LOC Bank of New York, New York, CP	$ 3,400	$ 3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Independent School District 0.26% (Permanent School Fund of Texas Guaranteed), VRDN (a)	6,255	6,255
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B2, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,550	2,550
Series 2004 B3, 0.23%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,300	12,300
Irving Independent School District Participating VRDN Series PT 3954, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,845	17,845
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lewisville Independent School District Participating VRDN Series SGA 134, 0.27% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 10/18/10, LOC Bank of America NA, CP	10,000	10,000
Mesquite Independent School District Series 2003 A, 0.27% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,400	2,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.27% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.26% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 8,300	$ 8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,345	5,345
Series SG 104, 0.28% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.28% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,325	24,325
Series A, 0.36% 9/10/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.28% 8/12/10, CP	3,800	3,800
0.3% 9/10/10, CP	2,900	2,900
0.34% 11/9/10, CP	15,334	15,334
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.):
Series 2008 C2, 0.25%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Series 2008 C3, 0.31%, LOC Bank of America NA, VRDN (a)	38,500	38,500
(Texas Health Resources Proj.) Series 2008 A, 0.28%, VRDN (a)	9,900	9,900
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,350	2,350
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.23%, VRDN (a)	6,400	6,400
TRAN Series 2009, 2.5% 8/31/10	104,260	104,434
Texas Pub. Fin. Auth. Rev. Series 2003, 0.33% 8/17/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,680	10,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	$ 10,000	$ 10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	35,600	35,600
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.38% 8/4/10, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,375	12,375
		774,831
Utah - 1.5%
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,217
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.29% 8/6/10 (Liquidity Facility Bank of Nova Scotia), CP	11,560	11,560
Series 1997 B2, 0.35% 8/23/10 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.31% 8/5/10 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 9/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
0.35% 8/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
Series 1998 B4, 0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	2,840	2,840
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Series DCL 021, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,830	9,830
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		109,097
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,595	$ 6,595
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	19,905	19,905
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	12,915	12,915
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.4%, tender 2/25/11 (a)	17,345	17,345
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,540	7,540
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,040	4,040
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev.:
Bonds Series 2010 A, 3% 10/1/10	3,960	3,978
Participating VRDN:
Series BBT 08 48, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,945	3,945
Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		111,903
Washington - 1.3%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,515	3,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 A1, 0.35% 8/19/10, LOC Bank of America NA, CP	$ 13,635	$ 13,635
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,427
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,975	2,975
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series Putters 3054, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series ROC II R 759 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,815	15,815
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(Swedish Health Svcs. Proj.) Series 2009 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
		91,477
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.27%, LOC Bank of America NA, VRDN (a)	4,700	4,700
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	23,000	23,000
		27,700
Wisconsin - 1.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A, 0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,722
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.28%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	40,875	40,875
(Aurora Health Care, Inc. Sys. Proj.) Series B, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,500	5,500
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 8/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
0.4% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
		93,467
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
	Shares
Other - 5.8%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	411,859,000	411,859
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $7,025,351)		7,025,351
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,394
NET ASSETS - 100%		$ 7,048,745
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 660
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $7,025,351,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010